SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 12,900	$ 2,200
Revenue	73,338	96,706
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue	5,000	2,300
Aircraft sales
Disaggregation of Revenue [Line Items]
Revenue	21,443	67,695
Charter flight revenue
Disaggregation of Revenue [Line Items]
Revenue	37,787	14,417
Aircraft Management revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 14,108	$ 14,594